PREPAID LAND LEASES - Annual Amortization Of Prepaid Land Leases (Details) $ in Thousands	Jun. 30, 2021 USD ($)
PREPAID LAND LEASES
2022	$ 419
2023	419
2024	419
2025	419
2026	$ 419